RELATED PARTIES - Income/Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of transactions between related parties [line items]
Commercial property revenue	$ 1,284	$ 1,301	$ 2,569	$ 2,705
Interest expense on debt obligations	710	599	1,322	1,308
General and administrative expense	243	195	456	391
Affiliated entities
Disclosure of transactions between related parties [line items]
Commercial property revenue	9	8	17	15
Management fee income	6	15	13	25
Interest expense on debt obligations	10	2	15	9
General and administrative expense	64	35	129	73
Construction costs	47	110	97	228
Incentive fees	$ 22	$ 1	$ 22	$ 7